PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment are as follows:

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at December 31, 2021	50,056	486,677	2,766,723	233,094	318,900	3,855,450
Additions	8,287	10,155	154,008	26,479	167,645	366,574
Divestitures	—	(3,805)	(15,388)	(6,018)	(154)	(25,365)
Reclassifications	73,631	4,691	165,210	4,322	(247,854)	—
Translation differences and other movements	16	334	(19)	796	77	1,204
Balance at December 31, 2022	131,990	498,052	3,070,534	258,673	238,614	4,197,863
Additions	2,014	29,948	113,282	36,416	242,155	423,815
Divestitures	—	(12,935)	(40,270)	(25,030)	(369)	(78,604)
Reclassifications	17,235	9,132	62,236	(2,303)	(88,603)	(2,303)
Translation differences and other movements	(10)	(1,050)	(49)	(2,511)	(5)	(3,625)
Balance at December 31, 2023	151,229	523,147	3,205,733	265,245	391,792	4,537,146

Accumulated amortization at December 31, 2021	—	201,845	2,141,624	158,816	—	2,502,285
Depreciation	—	19,405	216,661	23,783	—	259,849
Divestitures	—	(1,983)	(14,921)	(5,921)	—	(22,825)
Translation differences	—	109	(39)	659	—	729
Balance at December 31, 2022	—	219,376	2,343,325	177,337	—	2,740,038
Depreciation	—	21,654	243,633	24,917	—	290,204
Divestitures	—	(8,338)	(39,322)	(18,401)	—	(66,061)
Translation differences and other movements	—	(624)	(15)	(1,596)	—	(2,235)
Balance at December 31, 2023	—	232,068	2,547,621	182,257	—	2,961,946

Carrying amount at:
December 31, 2021	50,056	284,832	625,099	74,278	318,900	1,353,165
of which right-of use assets under IFRS 16	—	21,613	3,484	28,661	—	53,758
December 31, 2022	131,990	278,676	727,209	81,336	238,614	1,457,825
of which right-of use assets under IFRS 16	—	18,972	2,756	32,420	—	54,148
December 31, 2023	151,229	291,079	658,112	82,988	391,792	1,575,200
of which right-of use assets under IFRS 16	—	22,971	3,396	41,888	—	68,255

Disclosure of quantitative information about right-of-use assets
The following table summarizes the changes in the carrying amount of right-of-use assets for the year ended December 31, 2023 and 2022:

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at December 31, 2021	21,613	3,484	28,661	53,758
Additions	4,854	510	13,485	18,849
Disposals	(1,495)	(6)	(93)	(1,594)
Depreciation	(5,933)	(1,223)	(9,677)	(16,833)
Translation differences and other movements	(67)	(9)	44	(32)
Balance at December 31, 2022	18,972	2,756	32,420	54,148
Additions	16,746	2,069	23,238	42,053
Disposals	(4,597)	—	(3,008)	(7,605)
Depreciation	(7,933)	(1,402)	(10,254)	(19,589)
Translation differences and other movements	(217)	(27)	(508)	(752)
Balance at December 31, 2023	22,971	3,396	41,888	68,255

Disclosure of amounts recognized in Income Statement in relation to leases	Amounts recognized in the consolidated income statement in relation to leases for the year ended December 31, 2023 and 2022 were as follows:

	For the year ended December 31,
	2023	2022	2021
	(€ thousand)
Depreciation of right-of-use assets	19,589	16,833	15,348
Interest expense on lease liabilities	1,450	1,219	868
Variable lease payments not included in the measurement of lease liabilities	1,213	822	1,622
Expenses relating to short-term leases and leases of low-value assets	2,842	3,227	3,671
Total expenses recognized	25,094	22,101	21,509